Fair value measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Equity securities at fair value	$ 0	$ 236
Available-for-sale investments	$ 1,831,129	$ 1,988,865
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Other assets - Derivatives	$ 2,342	$ 6,509
Financial liabilities
Other liabilities - Derivatives	13,971	6,254
Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	0	236
Available-for-sale investments	1,831,129	1,988,865
Other assets - Derivatives	2,342	6,509
Financial liabilities
Other liabilities - Derivatives	13,971	6,254
Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	966,142	1,068,009
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	0	236
Available-for-sale investments	864,987	920,856
Other assets - Derivatives	2,342	6,509
Financial liabilities
Other liabilities - Derivatives	13,971	6,254
Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Equity securities at fair value	0	236
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	0	236
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	0	0
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	0	236
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
US government and federal agencies
Financial assets
Available-for-sale investments	1,563,785	1,712,776
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	1,563,785	1,712,776
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	715,965	838,938
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	847,820	873,838
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities
Financial assets
Available-for-sale investments	250,177	251,463
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	250,177	251,463
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	250,177	229,071
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	22,392
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	40	5,626
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	40	5,626
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	40	5,626
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	17,127	19,000
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	17,127	19,000
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	17,127	19,000
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0